Cloud Capital Strategic Large Cap Fund
FUND SUMMARIES CLOUD CAPITAL STRATEGIC LARGE CAP FUND
Investment Objective
The investment objective of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Large Cap Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Cloud Capital Strategic Large Cap Fund Institutional Class, Cloud Capital Strategic Large Cap Fund
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cloud Capital Strategic Large Cap Fund Institutional Class, Cloud Capital Strategic Large Cap Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.62%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.63%
Fee Waiver/Expense Reimbursement		(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.41%
[1]	Estimated for the first year of operations.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:
This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Cloud Capital Strategic Large Cap Fund Institutional Class, Cloud Capital Strategic Large Cap Fund	144	493

Portfolio Turnover
The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Large Cap Fund’s performance.
Principal Investment Strategies

The Large Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Large Cap Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of May 31, 2011, the S&P 500® Index included companies with market capitalizations between  $1.3 billion and  $390 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Large Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Large Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies .

Principal Risks

The principal risks of investing in the Large Cap Fund are summarized below. There may be circumstances that could prevent the Large Cap Fund from achieving its investment goal and you may lose money by investing in the Large Cap Fund. You should carefully consider the Large Cap Fund’s investment risks before deciding whether to invest in the Large Cap Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Large Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Large Cap Fund’s net asset value.

Investment Selection and Asset Allocation Risk. The Large Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Large Cap Fund. Additionally, the Large Cap Fund is subject to the risk that the Adviser may allocate the Large Cap Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Large Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk . To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk . The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance
The Large Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Large Cap Fund will perform in the future.
Cloud Capital Strategic Mid Cap Fund
CLOUD CAPITAL STRATEGIC MID CAP FUND
Investment Objective
The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Mid Cap Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Cloud Capital Strategic Mid Cap Fund Institutional Class, Cloud Capital Strategic Mid Cap Fund
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cloud Capital Strategic Mid Cap Fund Institutional Class, Cloud Capital Strategic Mid Cap Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.62%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.63%
Fee Waiver/Expense Reimbursement		(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.41%
[1]	Estimated for the first year of operations.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:
This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Cloud Capital Strategic Mid Cap Fund Institutional Class, Cloud Capital Strategic Mid Cap Fund	144	493

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Mid Cap Fund’s performance.
Principal Investment Strategies

The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. As of May 31, 2011, the S&P MidCap 400® Index included companies with market capitalizations between  $310 million and  $9.8 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Mid Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Mid Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies .

Principal Risks

The principal risks of investing in the Mid Cap Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Mid Cap Fund. You should carefully consider the Mid Cap Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Mid Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Mid Cap Fund’s net asset value.

Mid-Cap Risk. To the extent the Mid Cap Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk. The Mid Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Mid Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Mid Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk . To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk . The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance
The Mid Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Mid Cap Fund will perform in the future.
Cloud Capital Strategic Small Cap Fund
CLOUD CAPITAL STRATEGIC SMALL CAP FUND
Investment Objective
The investment objective of the Cloud Capital Strategic Small Cap Fund (the “Small Cap Fund”) is to consistently deliver excess returns relative to the S&P SmallCap 600® Index over three- to five-year time horizons.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Small Cap Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Cloud Capital Strategic Small Cap Fund Institutional Class, Cloud Capital Strategic Small Cap Fund
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cloud Capital Strategic Small Cap Fund Institutional Class, Cloud Capital Strategic Small Cap Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.62%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.63%
Fee Waiver/Expense Reimbursement		(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.41%
[1]	Estimated for the first year of operations.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Small Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Small Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Cloud Capital Strategic Small Cap Fund Institutional Class, Cloud Capital Strategic Small Cap Fund	144	493

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Small Cap Fund’s performance.
Principal Investment Strategies

The Small Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P SmallCap 600® Index (the Fund’s benchmark), which includes the stocks of 600 small U.S. companies, representing a spectrum of industries. As of May 31, 2011, the S&P SmallCap 600® Index included companies with market capitalizations between  $40 million and  $4.3 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P SmallCap 600® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Small Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Small Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies .

Principal Risks

The principal risks of investing in the Small Cap Fund are summarized below. There may be circumstances that could prevent the Small Cap Fund from achieving its investment goal and you may lose money by investing in the Small Cap Fund. You should carefully consider the Small Cap Fund’s investment risks before deciding whether to invest in the Small Cap Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Small Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Small Cap Fund’s net asset value.

Small-Cap Risk. To the extent the Small Cap Fund invests in small-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk. The Small Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Small Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Small Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk . To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk . The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance
The Small Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Small Cap Fund will perform in the future.

Cloud Capital Strategic Large Cap Fund
FUND SUMMARIES CLOUD CAPITAL STRATEGIC LARGE CAP FUND
Investment Objective
The investment objective of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Large Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Cloud Capital Strategic Large Cap Fund Class A, Cloud Capital Strategic Large Cap Fund
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cloud Capital Strategic Large Cap Fund Class A, Cloud Capital Strategic Large Cap Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.40%
Other Expenses	[1]	0.52%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.93%
Fee Waiver/Expense Reimbursement		(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.81%
[1]	Estimated for the first year of operations.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:
This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Cloud Capital Strategic Large Cap Fund Class A, Cloud Capital Strategic Large Cap Fund	748	1,135

Portfolio Turnover
The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Large Cap Fund’s performance.
Principal Investment Strategies

The Large Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Large Cap Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of May 31, 2011, the S&P 500® Index included companies with market capitalizations between  $1.3 billion and  $390 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies that utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Large Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Large Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies .

Principal Risks

The principal risks of investing in the Large Cap Fund are summarized below. There may be circumstances that could prevent the Large Cap Fund from achieving its investment goal and you may lose money by investing in the Large Cap Fund. You should carefully consider the Large Cap Fund’s investment risks before deciding whether to invest in the Large Cap Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Large Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Large Cap Fund’s net asset value.

Investment Selection and Asset Allocation Risk. The Large Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Large Cap Fund. Additionally, the Large Cap Fund is subject to the risk that the Adviser may allocate the Large Cap Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Large Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk . To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk . The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance
The Large Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Large Cap Fund will perform in the future.
Cloud Capital Strategic Mid Cap Fund
CLOUD CAPITAL STRATEGIC MID CAP FUND
Investment Objective
The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Mid Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Cloud Capital Strategic Mid Cap Fund Class A, Cloud Capital Strategic Mid Cap Fund
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cloud Capital Strategic Mid Cap Fund Class A, Cloud Capital Strategic Mid Cap Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.40%
Other Expenses	[1]	0.52%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.93%
Fee Waiver/Expense Reimbursement		(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.81%
[1]	Estimated for the first year of operations.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:
This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Cloud Capital Strategic Mid Cap Fund Class A, Cloud Capital Strategic Mid Cap Fund	748	1,135

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Mid Cap Fund’s performance.
Principal Investment Strategies

The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. As of May 31, 2011, the S&P MidCap 400® Index included companies with market capitalizations between  $310 million and  $9.8 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Mid Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Mid Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies .

Principal Risks

The principal risks of investing in the Mid Cap Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Mid Cap Fund. You should carefully consider the Mid Cap Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Mid Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Mid Cap Fund’s net asset value.

Mid-Cap Risk. To the extent the Mid Cap Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk. The Mid Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Mid Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Mid Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk . To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk . The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance
The Mid Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Mid Cap Fund will perform in the future.
Cloud Capital Strategic Small Cap Fund
CLOUD CAPITAL STRATEGIC SMALL CAP FUND
Investment Objective
The investment objective of the Cloud Capital Strategic Small Cap Fund (the “Small Cap Fund”) is to consistently deliver excess returns relative to the S&P SmallCap 600® Index over three- to five-year time horizons.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Small Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Cloud Capital Strategic Small Cap Fund Class A, Cloud Capital Strategic Small Cap Fund
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cloud Capital Strategic Small Cap Fund Class A, Cloud Capital Strategic Small Cap Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.40%
Other Expenses	[1]	0.52%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.93%
Fee Waiver/Expense Reimbursement		(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.81%
[1]	Estimated for the first year of operations.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Small Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Small Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Cloud Capital Strategic Small Cap Fund Class A, Cloud Capital Strategic Small Cap Fund	748	1,135

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Small Cap Fund’s performance.
Principal Investment Strategies

The Small Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P SmallCap 600® Index (the Fund’s benchmark), which includes the stocks of 600 small U.S. companies, representing a spectrum of industries. As of May 31, 2011, the S&P SmallCap 600® Index included companies with market capitalizations between  $40 million and  $4.3 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P SmallCap 600® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Small Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Small Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies .

Principal Risks

The principal risks of investing in the Small Cap Fund are summarized below. There may be circumstances that could prevent the Small Cap Fund from achieving its investment goal and you may lose money by investing in the Small Cap Fund. You should carefully consider the Small Cap Fund’s investment risks before deciding whether to invest in the Small Cap Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Small Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Small Cap Fund’s net asset value.

Small-Cap Risk. To the extent the Small Cap Fund invests in small-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk. The Small Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Small Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Small Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk . To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk . The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance
The Small Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Small Cap Fund will perform in the future.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 23, 2011
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001437249
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 23, 2011
Prospectus Date	rr_ProspectusDate	Jun 22, 2011
Cloud Capital Strategic Large Cap Fund | Institutional Class, Cloud Capital Strategic Large Cap Fund
Shareholder fees	rr_ShareholderFeesAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[2]
Expense Example	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	144
Three Years	rr_ExpenseExampleYear03	493
Cloud Capital Strategic Large Cap Fund | Class A, Cloud Capital Strategic Large Cap Fund
Shareholder fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.81%	[2]
Expense Example	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	748
Three Years	rr_ExpenseExampleYear03	1,135
Cloud Capital Strategic Large Cap Fund | Summary, Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES CLOUD CAPITAL STRATEGIC LARGE CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.
Fees and Expenses of the Fund	vat1437249_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Large Cap Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the first year of operations.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vat1437249_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Large Cap Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Large Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Large Cap Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of May 31, 2011, the S&P 500® Index included companies with market capitalizations between  $1.3 billion and  $390 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Large Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Large Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies .

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Large Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Large Cap Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Large Cap Fund are summarized below. There may be circumstances that could prevent the Large Cap Fund from achieving its investment goal and you may lose money by investing in the Large Cap Fund. You should carefully consider the Large Cap Fund’s investment risks before deciding whether to invest in the Large Cap Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Large Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Large Cap Fund’s net asset value.

Investment Selection and Asset Allocation Risk. The Large Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Large Cap Fund. Additionally, the Large Cap Fund is subject to the risk that the Adviser may allocate the Large Cap Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Large Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk . To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk . The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Large Cap Fund from achieving its investment goal and you may lose money by investing in the Large Cap Fund.
Performance	vat1437249_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Large Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Large Cap Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Large Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance is not necessarily an indication of how the Large Cap Fund will perform in the future.
Cloud Capital Strategic Large Cap Fund | Summary, Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES CLOUD CAPITAL STRATEGIC LARGE CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.
Fees and Expenses of the Fund	vat1437249_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Large Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.
Expense Breakpoint Discounts	vat1437249_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the first year of operations.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Large Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vat1437249_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Large Cap Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Large Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Large Cap Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of May 31, 2011, the S&P 500® Index included companies with market capitalizations between  $1.3 billion and  $390 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies that utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Large Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Large Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies .

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Large Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P 500® Index (the Large Cap Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Large Cap Fund are summarized below. There may be circumstances that could prevent the Large Cap Fund from achieving its investment goal and you may lose money by investing in the Large Cap Fund. You should carefully consider the Large Cap Fund’s investment risks before deciding whether to invest in the Large Cap Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Large Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Large Cap Fund’s net asset value.

Investment Selection and Asset Allocation Risk. The Large Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Large Cap Fund. Additionally, the Large Cap Fund is subject to the risk that the Adviser may allocate the Large Cap Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Large Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk . To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk . The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Large Cap Fund from achieving its investment goal and you may lose money by investing in the Large Cap Fund.
Performance	vat1437249_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Large Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Large Cap Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Large Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance is not necessarily an indication of how the Large Cap Fund will perform in the future.
Cloud Capital Strategic Mid Cap Fund | Institutional Class, Cloud Capital Strategic Mid Cap Fund
Shareholder fees	rr_ShareholderFeesAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[3]
Expense Example	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	144
Three Years	rr_ExpenseExampleYear03	493
Cloud Capital Strategic Mid Cap Fund | Class A, Cloud Capital Strategic Mid Cap Fund
Shareholder fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.81%	[3]
Expense Example	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	748
Three Years	rr_ExpenseExampleYear03	1,135
Cloud Capital Strategic Mid Cap Fund | Summary, Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CLOUD CAPITAL STRATEGIC MID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.
Fees and Expenses of the Fund	vat1437249_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Mid Cap Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the first year of operations.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vat1437249_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Mid Cap Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. As of May 31, 2011, the S&P MidCap 400® Index included companies with market capitalizations between  $310 million and  $9.8 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Mid Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Mid Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies .

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Mid Cap Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Mid Cap Fund. You should carefully consider the Mid Cap Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Mid Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Mid Cap Fund’s net asset value.

Mid-Cap Risk. To the extent the Mid Cap Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk. The Mid Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Mid Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Mid Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk . To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk . The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Mid Cap Fund.
Performance	vat1437249_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Mid Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Mid Cap Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Mid Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance is not necessarily an indication of how the Mid Cap Fund will perform in the future.
Cloud Capital Strategic Mid Cap Fund | Summary, Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CLOUD CAPITAL STRATEGIC MID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.
Fees and Expenses of the Fund	vat1437249_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Mid Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.
Expense Breakpoint Discounts	vat1437249_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the first year of operations.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vat1437249_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Mid Cap Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. As of May 31, 2011, the S&P MidCap 400® Index included companies with market capitalizations between  $310 million and  $9.8 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Mid Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Mid Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies .

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Mid Cap Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Mid Cap Fund. You should carefully consider the Mid Cap Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Mid Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Mid Cap Fund’s net asset value.

Mid-Cap Risk. To the extent the Mid Cap Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk. The Mid Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Mid Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Mid Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk . To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk . The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Mid Cap Fund.
Performance	vat1437249_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Mid Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Mid Cap Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Mid Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance is not necessarily an indication of how the Mid Cap Fund will perform in the future.
Cloud Capital Strategic Small Cap Fund | Institutional Class, Cloud Capital Strategic Small Cap Fund
Shareholder fees	rr_ShareholderFeesAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[4]
Expense Example	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	144
Three Years	rr_ExpenseExampleYear03	493
Cloud Capital Strategic Small Cap Fund | Class A, Cloud Capital Strategic Small Cap Fund
Shareholder fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.81%	[4]
Expense Example	rr_ExpenseExampleAbstract
One Year	rr_ExpenseExampleYear01	748
Three Years	rr_ExpenseExampleYear03	1,135
Cloud Capital Strategic Small Cap Fund | Summary, Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CLOUD CAPITAL STRATEGIC SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Cloud Capital Strategic Small Cap Fund (the “Small Cap Fund”) is to consistently deliver excess returns relative to the S&P SmallCap 600® Index over three- to five-year time horizons.
Fees and Expenses of the Fund	vat1437249_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Small Cap Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the first year of operations.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Small Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vat1437249_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Small Cap Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P SmallCap 600® Index (the Fund’s benchmark), which includes the stocks of 600 small U.S. companies, representing a spectrum of industries. As of May 31, 2011, the S&P SmallCap 600® Index included companies with market capitalizations between  $40 million and  $4.3 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P SmallCap 600® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Small Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Small Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies .

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Small Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P SmallCap 600® Index (the Fund’s benchmark), which includes the stocks of 600 small U.S. companies, representing a spectrum of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Small Cap Fund are summarized below. There may be circumstances that could prevent the Small Cap Fund from achieving its investment goal and you may lose money by investing in the Small Cap Fund. You should carefully consider the Small Cap Fund’s investment risks before deciding whether to invest in the Small Cap Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Small Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Small Cap Fund’s net asset value.

Small-Cap Risk. To the extent the Small Cap Fund invests in small-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk. The Small Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Small Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Small Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk . To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk . The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Small Cap Fund from achieving its investment goal and you may lose money by investing in the Small Cap Fund.
Performance	vat1437249_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Small Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Small Cap Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Small Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance is not necessarily an indication of how the Small Cap Fund will perform in the future.
Cloud Capital Strategic Small Cap Fund | Summary, Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CLOUD CAPITAL STRATEGIC SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Cloud Capital Strategic Small Cap Fund (the “Small Cap Fund”) is to consistently deliver excess returns relative to the S&P SmallCap 600® Index over three- to five-year time horizons.
Fees and Expenses of the Fund	vat1437249_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Small Cap Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.
Expense Breakpoint Discounts	vat1437249_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on page 21 of this prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the first year of operations.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Small Cap Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	vat1437249_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Small Cap Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P SmallCap 600® Index (the Fund’s benchmark), which includes the stocks of 600 small U.S. companies, representing a spectrum of industries. As of May 31, 2011, the S&P SmallCap 600® Index included companies with market capitalizations between  $40 million and  $4.3 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P SmallCap 600® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Small Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Small Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers.

The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies .

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Small Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P SmallCap 600® Index (the Fund’s benchmark), which includes the stocks of 600 small U.S. companies, representing a spectrum of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Small Cap Fund are summarized below. There may be circumstances that could prevent the Small Cap Fund from achieving its investment goal and you may lose money by investing in the Small Cap Fund. You should carefully consider the Small Cap Fund’s investment risks before deciding whether to invest in the Small Cap Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Small Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Small Cap Fund’s net asset value.

Small-Cap Risk. To the extent the Small Cap Fund invests in small-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk. The Small Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Small Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Small Cap Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk . To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

New Fund / Adviser Risk . The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Small Cap Fund from achieving its investment goal and you may lose money by investing in the Small Cap Fund.
Performance	vat1437249_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Small Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Small Cap Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Small Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance is not necessarily an indication of how the Small Cap Fund will perform in the future.

[1]	Estimated for the first year of operations.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.
[3]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.
[4]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Small Cap Fund until September 30, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.